INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX EXPENSE AND DEFERRED TAXES
Current income tax expense	$ 35,439,707	$ 38,313,980	$ 40,183,261
Current tax adjustment previous period	713,992	312,403	137,455
Withholding tax expense foreign subsidiaries	4,534,145	7,364,213	6,730,031
Other components of current tax expense (income)	(425,958)	474,105	(5,733)
Current income tax expense	40,261,886	46,464,701	47,045,014
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	20,905,005	9,100,154	4,752,620
Expense (income) for deferred taxes	20,905,005	9,100,154	4,752,620
Total income tax expense	$ 61,166,891	$ 55,564,855	$ 51,797,634